Convertible Note Payable (PIK Notes) (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Notes Payable [Member]
Schedule of Maturity Date of Notes
Maturity Date of Notes for Twelve Months Ending December 31,	Amount due
2021	$-
2022	-
2023	1,597,500
2024	-
2025	-
Total	$1,597,500

Convertible Notes Payable - Related Party [Member]
Schedule of Maturity Date of Notes
Maturity Date of Notes for Twelve Months Ending December 31,	Amount due
2021	$-
2022	-
2023	400,000
2024	-
2025	-
Total	$400,000